Investment in Equity-Accounted Associate (Tables)	12 Months Ended
Jun. 30, 2026
Investment in Equity-Accounted Associate [Abstract]
Schedule of Investment in Equity-Accounted Associate
	30 June 2026 $	30 June 2025 $
Investments in equity accounted associate and joint venture	-	350,068

Schedule of Investment Details	Investment details

	30 June 2026	30 June 2025
Percentage held at reporting date – EV Resources (i)	20%	20%

(i)	Investment in Associate The Group holds a 20% interest in EV Resources GmbH, the holder of the Eastern Alps Projects which lies 20km to the east of the Wolfsberg Project.

Schedule of Movement in the Carrying Amount of the Investment in Associates	Movement in the carrying amount of the equity accounted associates

	30 June 2026 $	30 June 2025 $
Balance at beginning of year	350,068	343,239
Share of net income/(losses) recognised during the year	(70,682)	6,829
Impairment of investment	(279,386)	-
Balance at end of year	-	350,068

Schedule of Financial Information Based on Unaudited Accounts	Summarised financial information based on unaudited accounts
	30 June 2026 $	30 June 2025 $
Current assets	2,546	9,054
Non-current assets	-	343,337
Current liabilities	(498,656)	(458,052)
Non-current liabilities	-	-
Equity	496,110	105,662

Schedule of Contingent Liabilities, Capital Commitments

EV Resources GmbH has no contingent liabilities, capital commitments or bank guarantees on issue as at 30 June 2026.

	30 June 2026 $	30 June 2025 $
Revenue and other income	-	-
Depreciation	-	-
Loss before tax	(353,408)	34,145
Income tax expense	-	-
Loss for the year	(353,408)	34,145
Total comprehensive (loss) for the year	-	-
Group’s share of (loss) for the year	(70,682)	6,829